Stock Options	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Stock Options

15.	Stock Options

The Board of Directors adopted the Trillion Energy International Inc. 2022 Long-Term Incentive Equity Plan (the “2022 Plan”) effective as of December 1, 2022. The 2022 Plan permits grants of stock options and restricted stock awards and other stock-based awards.

Under the 2022 Plan, the maximum number of shares of authorized stock that may be delivered is 10% of the total number of shares of common stock issued and outstanding of the Company as determined on the applicable date of grant of an award under the 2022 Plan. Under the 2022 Plan, the exercise price of each option shall be determined by the Board of Directors, subject to any applicable Exchange approval or rules, at the time any option or other stock-based award is granted. In no event shall such exercise price be lower than the exercise price permitted by the Exchange. The vesting schedule for each option or other stock-based award shall be specified by the Board of Directors at the time of grant, subject to any applicable Exchange approval or rules.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)

A continuity of the Company’s outstanding stock options for the year ended December 31, 2024, 2023, and 2022 is presented below:

15.	Stock Options (continued)

	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2021	1,528,000	$0.79
Granted	1,442,000	1.86
Exercised	(669,000)	1.33
Expired	(1,000)	0.50
Outstanding, December 31, 2022	2,300,000	$1.27
Exercised	(440,000)	1.65
Expired	(240,000)	0.79
Outstanding, December 31, 2023	1,620,000	$1.24
Granted	11,650,000	0.16
Expired	(690,000)	0.90
Forfeited	(566,000)	1.32
Outstanding and Exercisable, December 31, 2024	12,014,000	$0.21

At December 31, 2024 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
64,000	0.40 CAD	July 31, 2025	64,000
50,000	1.50 CAD	July 26, 2025	50,000
50,000	1.90 CAD	June 6, 2026	50,000
150,000	2.20 CAD	October 27, 2025	150,000
50,000	2.20 CAD	December 9, 2025	50,000
200,000	0.30 CAD	January 2, 2027	200,000
200,000	0.20 CAD	February 12, 2027	200,000
250,000	0.20 CAD	February 15, 2027	250,000
500,000	0.25 CAD	February 28, 2027	500,000
2,450,000	0.20 CAD	March 8, 2027	2,450,000
8,050,000	0.14 CAD	August 12, 2029	8,050,000
12,014,000			12,014,000

As at December 31, 2024, the weighted average remaining contractual life of outstanding stock options is 3.77 years (December 31, 2023 – 1.26 years).

For the year ended December 31, 2024, the Company recognized $877,629 (2023 - $118,202 and 2022 - $1,421,267) in stock-based compensation expense for options granted and vested. At December 31, 2024, the Company has $Nil (December 31, 2023 - $Nil) in unrecognized compensation expense related to stock options.

The fair values for stock options granted during the year ended December 31, 2024, 2023, and 2022 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2024	2023	2022
Risk-free interest rate	2.92 – 3.84%	N/A	0.29 – 3.76%
Expected life (years)	3 – 5	N/A	2 – 5
Expected volatility	111 – 129%	N/A	125 – 234%
Dividend yield	0%	N/A	0%
Forfeiture rate	0%	N/A	0%